Quarterly Financial Information (Unaudited) (Tables)	3 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited) [Table Text Block]
	Fourth Quarter
	Three Months Ended
	December 31,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,032	$3,986	$3,713
Gross profit	425	451	467
Restructuring charges and asset impairments	88	(27)	(35)
Gain (loss) on retirement of debt - net	-	(1)	(13)
Earnings (losses) before income taxes	137	259	253
Net earnings (losses) attributable to TRW	419	425	204
Basic earnings (losses) per share	$3.45	$3.44	$1.68
Diluted earnings (losses) per share	$3.26	$3.27	$1.56

	Third Quarter
	Three Months Ended
	September 28,	September 30,	October 1,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$3,965	$3,915	$3,426
Gross profit	414	381	387
Restructuring charges and asset impairments	3	-	-
Gain (loss) on retirement of debt - net	(1)	(19)	(1)
Earnings (losses) before income taxes	244	204	236
Net earnings (losses) attributable to TRW	163	158	199
Basic earnings (losses) per share	$1.33	$1.28	$1.66
Diluted earnings (losses) per share	$1.28	$1.22	$1.54

	Second Quarter
	Three Months Ended
	June 29,	July 1,	July 2,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,239	$4,234	$3,661
Gross profit	476	517	439
Restructuring charges and asset impairments	2	-	(3)
Gain (loss) on retirement of debt - net	-	(10)	(1)
Earnings (losses) before income taxes	319	338	289
Net earnings (losses) attributable to TRW	220	293	227
Basic earnings (losses) per share	$1.80	$2.37	$1.90
Diluted earnings (losses) per share	$1.71	$2.21	$1.78

21. Quarterly Financial Information (Unaudited)

	First Quarter
	Three Months Ended
	March 30,	April 1,	April 2,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,208	$4,109	$3,583
Gross profit	474	511	429
Restructuring charges and asset impairments	2	-	(7)
Gain (loss) on retirement of debt - net	(5)	(10)	-
Earnings (losses) before income taxes	308	347	263
Net earnings (losses) attributable to TRW	206	281	204
Basic earnings (losses) per share	$1.66	$2.29	$1.72
Diluted earnings (losses) per share	$1.59	$2.13	$1.61